Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8 - Related Parties:

a.	Related parties' employment agreements and compensation:

1.

The Group entered into employment agreements with each of its two Significant Shareholders. One of the Significant Shareholders is the Chairman of the Board and the Chief Executive Officer and the other is a member of the Board and the Chief Technology Officer. Each of the employment agreements will remain in effect unless terminated as described below. Pursuant to each employment agreement, the executive's gross monthly salary is NIS 120 thousand (approximately $34 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) commencing on January 1, 2016; however, each of the executives agreed to a temporary 50% reduction in their salaries, effective from May 2017 through December 2018. Each executive is also entitled to receive social benefits.

Each employment agreement provides that the executive is entitled to receive an annual performance bonus of up to NIS 360 thousand (approximately $96 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) based on annual performance goals agreed upon by the Group and the executive. These performance goals were not met for the years ended December 31, 2018 and 2017, and therefore no performance bonus was recorded or paid. This type of bonus was effective up to December 31, 2018, commencing January 1, 2019, each of Mr. Hurgin and Mr. Aurovsky were entitled to a bonus, subject to the approval of the Company's Board, in an amount equal to the higher of: (i) 2% of the Company's consolidated gross profit, or (ii) 4% of the Company's consolidated EBITDA, in each case, based on the Company's annual audited consolidated financial statement. In the event the Company recognizes a loss and a negative EBITDA in a specific year, then, to the extent an executive is entitled to a bonus in an amount equal to 2% of the gross profit, such bonus (if applicable) will be paid through the issuance of ordinary shares. These performance goals were not met for the years ended December 31, 2019 and therefore no performance bonus was recorded or paid.

Each employment agreement may be terminated by the Group or the executive upon 120 days' prior written notice, in which case, the executive is entitled to receive salary and benefits during such 120 days and for a period of eight months thereafter. The executive will be entitled to accept new employment after the expiration of such eight-month period. In addition, the Group, by resolution of the Company's Board, may terminate the employment agreements at any time by a written notice with cause (as defined in the employment agreements).

2.	The Significant Shareholders compensation related expenses in the years ended December 31, 2019, 2018 and 2017 amounted to NIS 3,450 thousand (approximately $998 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), NIS 1,767 thousand (approximately $471 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) and NIS 2,391 thousand (approximately $690 thousand based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017), respectively.

3.	The Significant Shareholders salaries commencing September 2019 were not paid by the Company as of the date of this report due to financial difficulties but were accrued for. The net amount to be paid and the remaining associated expense accrued for were recorded within the 'Related parties' and the 'Accrued payroll and other compensation related accruals' line items as part of the consolidated balance sheet as of December 31, 2019.

4.	Refer to Note 1.e.1. for the Undertaking provided by the Significant Shareholders which was subsequently converted into the Company's shares and warrants.

5.	On April 17, 2019, the Company issued evenly 350,000 restricted ordinary shares to each of Mr. Hurgin and Mr. Aurovsky, see Note 9.c.2. for additional information

6.	On August 6, 2019, our board of directors approved indemnification of Mr, Hurgin and Mr. Aurovsky of $250 thousand. On November 13, 2019 Mr. Hurgin advanced through one of his wholly owned companies $100 thousand for legal fees in respect of the motion to dismiss the SEC civil complaint against the Significant Shareholders. As the Company's board of directors approved indemnification for such litigation for up to $250 thousand. The amount advanced by Mr. Hurgin was accrued and recorded within the 'Related parties' line item as part of the consolidated balance sheet as of December 31, 2019. Refer to note 10.a.8 for additional information.